Offerings	Jun. 01, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share
Amount Registered | shares	34,000,000
Proposed Maximum Offering Price per Unit	177.09
Maximum Aggregate Offering Price	$ 6,021,060,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 831,508.39
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the 'Securities Act'), this Registration Statement on Form S-8 (this 'Registration Statement') shall also cover any additional shares of common stock, par value $0.001 per share (the 'Common Stock') of Salesforce, Inc. (the 'Registrant') that become issuable under the Salesforce, Inc. Amended and Restated 2013 Equity Incentive Plan (the '2013 Plan'). The 'Amount Registered' represents 34,000,000 shares of Common Stock reserved for issuance under the 2013 Plan. The 'Proposed Maximum Offering Price Per Unit' and the 'Maximum Aggregate Offering Price' are estimated in accordance with Rule 457(h) under the Securities Act based on the average of the high and low prices of the Registrant's Common Stock as reported on the New York Stock Exchange on May 28, 2026.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share
Amount Registered | shares	20,000,000
Proposed Maximum Offering Price per Unit	150.53
Maximum Aggregate Offering Price	$ 3,010,600,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 415,763.86
Offering Note	Pursuant to Rule 416(a) under the Securities Act, this Registration Statement shall also cover any additional shares of Common Stock of the Registrant that become issuable under the Salesforce, Inc. Amended and Restated 2004 Employee Stock Purchase Plan (the 'ESPP'). The 'Amount Registered' represents 20,000,000 shares of Common Stock reserved for issuance under the ESPP. The 'Proposed Maximum Offering Price Per Unit' and the 'Maximum Aggregate Offering Price' are estimated in accordance with Rule 457(h) under the Securities Act based on a 15% discount from the average of the high and low prices of the Registrant's Common Stock as reported on the New York Stock Exchange on May 28, 2026, such discount representing the maximum permissible discount offered pursuant to the ESPP.